Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 2,851	$ 646
Other receivables	40	295
Cryptocurrencies	142	51
Finance lease right-of-use asset, current	1	1
Prepaid expenses and other current assets	301	178
Total current assets	3,335	1,171
Restricted cash	323	323
Property and equipment, net	30,844	37,156
Operating lease right-of-use asset	2,262	2,454
Finance lease right-of-use asset	43	96
Long-term deposits	5,400	4,941
Total assets	42,207	46,141
Current liabilities
Accounts payable	12,902	4,598
Operating lease liability, current	222	205
Finance lease liability, current	6	377
Notes payable, net	2,737	667
Accrued expenses and other current liabilities	6,287	3,175
Total current liabilities	22,154	9,022
Notes payable, net	69,011	45,682
Payable to lessor – construction in progress	137	504
Warrant liability	3,838	76,423
Unearned grant revenue	195	195
Deferred tax liability	4,304	229
Operating lease liability	2,111	2,300
Finance lease liability	94	98
Total liabilities	101,844	134,453
Commitments and contingencies (See Note 14)
Shareholders' deficit
Common Stock (0.0001 par value 100,000,000 authorized, 58,500,000 and 43,365,721 shares issued and outstanding at December 31, 2023 and 2022, respectively)	7	2,368
Additional Paid-In Capital	47,765	0
Accumulated deficit	(107,409)	(90,680)
Total shareholders' deficit	(59,637)	(88,312)
Total liabilities and shareholders' deficit	$ 42,207	$ 46,141